Debt - Term Loan (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 30, 2021	Dec. 31, 2022
Debt
Warrants expiration term		10 years
Warrants issued on 08262015 | Series A-5 Preferred Stock
Debt
Quantity		136,364
Exercise price of warrants		$ 0.44
Initial Fair Value		$ 54
Warrants issued on 10272016 | Series A-5 Preferred Stock
Debt
Quantity		34,091
Exercise price of warrants		$ 0.44
Initial Fair Value		$ 10
Warrants issued on 06302017 | Series A-6 Preferred Stock
Debt
Quantity		180,000
Exercise price of warrants		$ 0.50
Initial Fair Value		$ 102
Warrants issued on 11202018 | Series A-6 Preferred Stock
Debt
Quantity		30,000
Exercise price of warrants		$ 0.50
Initial Fair Value		$ 12
Term loan and supplemental term loan
Debt
Final payment	$ 1,348